Document and Entity Information	Mar. 26, 2021
Cover [Abstract]
Entity Registrant Name	CDW Corp
Amendment Flag	false
Entity Central Index Key	0001402057
Document Type	8-K
Document Period End Date	Mar. 26, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-35985
Entity Tax Identification Number	26-0273989
Entity Address, Address Line One	75 Tri State International
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	(847)
Local Phone Number	465-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	CDW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false